Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are carried at fair value on a recurring basis

	Dec 31, 2023		Dec 31, 2022
	(U.S. $ in thousands)		(U.S. $ in thousands)

Assets:	Level 2	Level 3	Level 2	Level 3
Foreign exchange forward contracts not
designated as hedging instruments	$164	$—	$159	$—
Foreign exchange forward contracts
designated as hedging instruments	2,087	—	3	—
Convertible notes	—	7,018		1,894
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(51)	—	(38)	—
Foreign exchange forward contracts
designated as hedging instruments	(657)	—	(1,640)	—
Contingent consideration[6]	—	(18,603)		(38,341)
	$1,543	$(11,585)	$(1,516)	$(36,447)

Schedule of fair value measurements are estimated utilizing Level 3 inputs

	Dec 31, 2023	Dec 31, 2022
	(U.S. $ in thousands)
Fair value at the beginning of the period	$38,341	$55,919
Acquisitions	3,009	—
Revaluation of Contingent considerations	(21,408)	(14,824)
Settlements of Contingent considerations	(1,339)	(2,754)
Fair value at the end of the period	$18,603	$38,341